Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

33. Subsequent events

Non-adjusting events after the reporting period

Offer to purchase outstanding notes

On 9 February 2023 Nokia announced that it commenced an offer to purchase the outstanding EUR 750 million 2.00% notes due 15 March 2024 (the “2024 Notes”), EUR 500 million 2.375% notes due 15 May 2025 (the “2025 Notes”) and EUR 750 million 2.00% notes due 11 March 2026 (the “2026 Notes”), up to a maximum cash consideration of EUR 700 million (the “Tender Offer”). The purpose of the Tender Offer is to manage the overall indebtedness of Nokia and to extend Nokia's debt maturity profile in an efficient manner.

On 16 February 2023 the Tender Offer expired. Nokia accepted tenders for EUR 372 million (49.66% of the nominal amount) of the 2024 Notes, EUR 208 million (41.57% of the nominal amount) of the 2025 Notes and EUR 120 million (15.96 % of the nominal amount) of the 2026 Notes. The Tender Offer was settled on 21 February 2023.

New euro-denominated notes

On 21 February 2023 Nokia issued EUR 500 million 4.375% sustainability-linked Notes due August 2031 under its 5 billion Euro Medium-Term Note Programme. The proceeds of the new notes are intended to fund the Tender Offer and for general corporate purposes.